Trade and Other Payables (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 488	$ 472
Payables to related parties	7	44
Accrued expenses	143	145
Trade and other current payables	$ 638	$ 661